INCOME TAXES Schedule of reconciliation of the total amounts of unrecognized tax benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 8,304	$ 8,227
Increases — tax positions taken in prior periods	61	252
Increases — tax positions taken in current period	15	138
Settlements and lapse of statute of limitations	(2,467)	(313)
Unrecognized tax benefits, end of year	$ 5,913	$ 8,304